Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	R$ 68,551,450	R$ 65,239,037
Accumulated amortization	(23,780,326)	(21,226,179)
Net	44,771,124	44,012,858
Agreements Equity Values [Member]
IfrsStatementLineItems [Line Items]
Cost		747,925
Accumulated amortization		(241,808)
Net		506,117
Concession agreements – economic value [Member]
IfrsStatementLineItems [Line Items]
Cost		1,686,384
Accumulated amortization		(1,048,624)
Net		637,760
Agreements Concession New Contracts [Member]
IfrsStatementLineItems [Line Items]
Cost	148,000	148,000
Accumulated amortization	(5,344)	(411)
Net	142,656	147,589
Agreements Concession Others [Member]
IfrsStatementLineItems [Line Items]
Cost	112,456
Accumulated amortization	(52,964)
Net	59,492
Program Contractses [Member]
IfrsStatementLineItems [Line Items]
Cost		30,267,977
Accumulated amortization		(9,583,480)
Net		20,684,497
Program Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	4,437,857	1,709,757
Accumulated amortization	(588,098)	(497,731)
Net	3,849,759	1,212,026
Services contracts – Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Cost		29,161,286
Accumulated amortization		(8,967,701)
Net		20,193,585
Concession agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Cost	62,042,186
Accumulated amortization	(22,085,992)
Net	39,956,194
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Cost	1,570,845	1,300,504
Accumulated amortization	(932,558)	(787,280)
Net	638,287	513,224
Right Of Uses [Member]
IfrsStatementLineItems [Line Items]
Cost	240,106	217,204
Accumulated amortization	(115,370)	(99,144)
Net	R$ 124,736	R$ 118,060